Business Combinations (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Pretax (loss) income	$ (1,976,046)	$ 2,447,690
Income tax expense	120,449	675,854
Net (loss) income	(2,096,495)	1,771,836
Landsea Homes [Member]
Entity Listings [Line Items]
Revenue	734,608,000	630,988,000	$ 378,617,000
Pretax (loss) income	(12,165,000)	28,550,000	41,319,000
Income tax expense	(3,081,000)	6,159,000	4,613,000
Net (loss) income	(9,084,000)	22,391,000	36,706,000
Landsea Homes [Member] | Pinnacle West [Member]
Entity Listings [Line Items]
Revenue	737,060,000	799,559,000	428,089,000
Pretax (loss) income	(12,051,000)	35,336,000	36,161,000
Income tax expense	3,052,000	(7,625,000)	(4,035,000)
Net (loss) income	$ (8,999,000)	$ 27,711,000	$ 32,126,000